Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

	December 31,
	2016			2015
	Cost	Accumulated Depreciation	Net Book Value	Net Book Value
Computer equipment	2,840	(2,237)	603	794
Office equipment	309	(171)	138	196
Leasehold improvements	486	(301)	185	267
Land	4,637	—	4,637	4,637
Other	12,460	(10,328)	2,132	2,950
Property, plant and equipment, net	$20,732	$(13,037)	$7,695	$8,844